Properties	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Properties
Properties
The cost of properties and related accumulated depreciation consists of the following:

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Land and improvements	$173.1	$175.3
Buildings and improvements	457.3	475.0
Machinery and equipment	1,654.8	1,756.8
Returnable containers	228.0	241.5
Furniture and fixtures	224.5	205.9
Software	116.2	128.3
Natural resource properties	3.8	3.8
Construction in progress	123.2	154.6
Total properties cost	2,980.9	3,141.2
Less: accumulated depreciation	(1,390.1)	(1,343.2)
Net properties	$1,590.8	$1,798.0

Depreciation expense was $284.5 million, $268.4 million and $272.5 million in 2015, 2014 and 2013, respectively. Loss and breakage expense related to our returnable containers, included in the depreciation expense amounts noted above, was $33.3 million, $43.1 million and $51.8 million in 2015, 2014 and 2013, respectively, and is classified within cost of goods sold in the consolidated statements of operations. Additionally, the previously mentioned depreciation expense for 2015 and 2014 includes accelerated depreciation of $49.4 million and $4.0 million, respectively, associated with brewery and bottling line closures, and is classified within special items in the consolidated statements of operations. See Note 7, "Special Items" for further discussion as well as details around facility closures.